Taxes (Details)	1 Months Ended			6 Months Ended
	Nov. 30, 2025	Nov. 30, 2022	Dec. 31, 2019	Jun. 30, 2026	Jun. 30, 2025
Taxes [Line Items]
Preferential tax rates, percentage	15.00%
Income tax rate, percentage			15.00%
PRC statutory tax rate (in Percent)				25.00%	25.00%
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage				25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage		15.00%
Income tax rate, percentage				15.00%